Contingent Earnout Liability - Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate (Details)	Mar. 31, 2024 Y $ / shares	Dec. 31, 2023 Y $ / shares	Sep. 30, 2023 $ / shares Y
Current stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earnout liability, measurement input | $ / shares	9.75	8.45	5.12
Expected share price volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earnout liability, measurement input	65.0	65.0	65.0
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earnout liability, measurement input	4.3	3.9	4.6
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earnout liability, measurement input | Y	4.4	4.6	4.9
Estimated dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earnout liability, measurement input	0	0	0